Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 49.0%
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	35,000	$ 3,494,750

Air Freight & Logistics - 1.7%
United Parcel Service, Inc., Class B	65,000	12,039,950

Automobiles - 1.7%
Ford Motor Co.	600,000	8,106,000
General Motors Co.	100,000	3,932,000

		12,038,000

Banks - 3.3%
Bank of America Corp.	195,000	6,918,600
Citigroup, Inc.	75,000	3,916,500
JPMorgan Chase & Co.	45,000	6,298,200
Wells Fargo & Co.	115,000	5,390,050

		22,523,350

Biotechnology - 2.4%
AbbVie, Inc.	60,000	8,865,000
Gilead Sciences, Inc.	93,400	7,839,996

		16,704,996

Capital Markets - 1.7%
Blackstone, Inc.	80,400	7,715,184
Charles Schwab Corp.	50,000	3,871,000

		11,586,184

Chemicals - 0.6%
LyondellBasell Industries NV, Class A	39,719	3,840,430

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	150,000	3,055,500
Verizon Communications, Inc.	200,000	8,314,000

		11,369,500

Electronic Equipment, Instruments & Components - 1.5%
Corning, Inc.	300,000	10,383,000

Equity Real Estate Investment Trusts - 2.3%
AvalonBay Communities, Inc.	30,000	5,323,200
Realty Income Corp.	80,000	5,426,400
Simon Property Group, Inc.	20,400	2,620,584
UDR, Inc.	66,981	2,852,721

		16,222,905

Health Care Providers & Services - 1.3%
CVS Health Corp.	68,703	6,060,979
Laboratory Corp. of America Holdings	12,871	3,245,036

		9,306,015

Insurance - 5.2%
American International Group, Inc.	155,000	9,799,100
Fidelity National Financial, Inc.	185,000	8,145,550
MetLife, Inc.	150,000	10,953,000
Prudential Financial, Inc.	70,000	7,345,800

		36,243,450

Interactive Media & Services - 2.0%
Alphabet, Inc., Class C (A)	135,000	13,482,450

	Shares	Value
COMMON STOCKS (continued)
IT Services - 1.4%
International Business Machines Corp.	71,000	$ 9,565,830

Media - 0.4%
Omnicom Group, Inc.	30,000	2,579,700

Multi-Utilities - 0.5%
Dominion Energy, Inc.	50,000	3,182,000

Multiline Retail - 1.1%
Target Corp.	45,000	7,746,300

Oil, Gas & Consumable Fuels - 4.5%
Chevron Corp.	55,000	9,571,100
Devon Energy Corp.	100,000	6,324,000
Exxon Mobil Corp.	15,000	1,740,150
ONEOK, Inc.	85,000	5,820,800
Pioneer Natural Resources Co.	15,000	3,455,250
Williams Cos., Inc.	125,000	4,030,000

		30,941,300

Personal Products - 0.1%
Haleon PLC, ADR (A) (B)	110,000	891,000

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	100,000	7,265,000
Johnson & Johnson	60,000	9,805,200
Merck & Co., Inc.	125,000	13,426,250
Pfizer, Inc.	219,180	9,678,989

		40,175,439

Semiconductors & Semiconductor Equipment - 2.5%
Broadcom, Inc.	10,000	5,850,100
QUALCOMM, Inc.	85,000	11,322,850

		17,172,950

Software - 1.6%
Microsoft Corp.	43,250	10,717,782

Specialty Retail - 2.5%
Home Depot, Inc.	25,000	8,104,250
Lowe’s Cos., Inc.	29,975	6,242,294
TJX Cos., Inc.	40,000	3,274,400

		17,620,944

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	135,000	19,479,150

Total Common Stocks (Cost $286,702,621)		339,307,375

PREFERRED STOCKS - 3.4%
Banks - 0.7%
Cadence Bank,
Series A, 5.50% (B)	40,000	906,400
Citigroup, Inc.,
Series J, Fixed until 09/30/2023, 7.13% (C)	12,000	305,280
Dime Community Bancshares, Inc., 5.50% (B)	89,412	1,940,240
PacWest Bancorp,
Series A, Fixed until 09/01/2027, 7.75% (B) (C)	50,000	1,294,000

		4,445,920

Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Capital Markets - 0.2%
Morgan Stanley,
Series P, 6.50% (B)	60,000	$ 1,562,400

Consumer Finance - 0.1%
Capital One Financial Corp.,
Series J, 4.80%	38,850	808,080

Insurance - 0.6%
Aspen Insurance Holdings Ltd., 5.63% (B)	20,000	441,200
Athene Holding Ltd.,
Series A, Fixed until 06/30/2029, 6.35% (B) (C)	35,000	891,450
Enstar Group Ltd.,
Series E, 7.00%	60,000	1,452,000
Reinsurance Group of America, Inc.,
Fixed until 10/15/2027, 7.13% (C)	40,000	1,065,600

		3,850,250

Mortgage Real Estate Investment Trusts - 0.9%
AGNC Investment Corp.,
Series E, Fixed until 10/15/2024, 6.50% (C)	49,300	1,104,320
Annaly Capital Management, Inc.,
Series F, 3-Month LIBOR + 4.99%, 9.72% (C)	40,784	1,013,483
Dynex Capital, Inc.,
Series C, Fixed until 04/15/2025, 6.90% (C)	23,300	534,735
New York Mortgage Trust, Inc.,
Series F, Fixed until 10/15/2026, 6.88% (C)	120,000	2,269,200
Rithm Capital Corp.,
Series D, Fixed until 11/15/2026, 7.00% (C)	65,000	1,375,400
Two Harbors Investment Corp.,
Series B, Fixed until 07/27/2027, 7.63% (B) (C)	7,243	152,320

		6,449,458

Real Estate Management & Development - 0.1%
Brookfield Property Partners LP,
Series A-1, 6.50% (B)	39,500	797,110

Trading Companies & Distributors - 0.3%
Triton International Ltd.,
Series E, 5.75%	100,000	2,250,000

Wireless Telecommunication Services - 0.5%
Telephone & Data Systems, Inc.,
Series VV, 6.00% (B)	123,000	2,130,360
U.S. Cellular Corp., 5.50% (B)	60,100	1,114,855

		3,245,215

Total Preferred Stocks (Cost $26,958,437)		23,408,433

	Principal	Value
CORPORATE DEBT SECURITIES - 46.1%
Aerospace & Defense - 1.3%
Rolls-Royce PLC
5.75%, 10/15/2027 (D)	$ 2,050,000	1,992,457

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Aerospace & Defense (continued)
TransDigm, Inc.
5.50%, 11/15/2027	$ 4,275,000	$ 4,078,542
8.00%, 12/15/2025 (D)	2,550,000	2,604,901

		8,675,900

Air Freight & Logistics - 0.2%
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,065,171

Airlines - 0.6%
United Airlines Holdings, Inc.
4.88%, 01/15/2025 (B)	1,100,000	1,077,431
United Airlines, Inc.
4.63%, 04/15/2029 (D)	3,100,000	2,829,277

		3,906,708

Auto Components - 1.7%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (D)	2,000,000	1,896,755
Clarios Global LP / Clarios US Finance Co.
6.25%, 05/15/2026 (B) (D)	1,575,000	1,565,550
8.50%, 05/15/2027 (B) (D)	1,250,000	1,245,036
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	3,079,000	3,115,138
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,662,508
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (B)	1,500,000	1,321,395
7.00%, 03/15/2028	876,000	882,864

		11,689,246

Automobiles - 0.3%
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (D)	1,750,000	1,488,213
Winnebago Industries, Inc.
6.25%, 07/15/2028 (D)	525,000	504,867

		1,993,080

Banks - 0.4%
Freedom Mortgage Corp.
6.63%, 01/15/2027 (D)	1,800,000	1,494,000
7.63%, 05/01/2026 (D)	1,350,000	1,186,957

		2,680,957

Building Products - 0.7%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029 (D)	1,150,000	1,019,475
Builders FirstSource, Inc.
5.00%, 03/01/2030 (D)	2,000,000	1,864,876
JELD-WEN, Inc.
4.88%, 12/15/2027 (B) (D)	2,400,000	1,960,800

		4,845,151

Capital Markets - 1.8%
Blackstone Private Credit Fund
2.35%, 11/22/2024	1,500,000	1,403,659
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	3,500,000	3,255,985
6.38%, 12/15/2025 (B)	1,700,000	1,685,142
MidCap Financial Investment Corp.
5.25%, 03/03/2025	1,500,000	1,439,498

Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
OWL Rock Core Income Corp.
7.75%, 09/16/2027 (D)	$ 1,000,000	$ 1,006,053
StoneX Group, Inc.
8.63%, 06/15/2025 (D)	3,950,000	3,969,750

		12,760,087

Chemicals - 0.7%
Chemours Co.
5.75%, 11/15/2028 (D)	2,495,000	2,278,060
Methanex Corp.
5.13%, 10/15/2027	1,000,000	952,500
5.25%, 12/15/2029 (B)	1,500,000	1,379,265

		4,609,825

Commercial Services & Supplies - 4.1%
Alta Equipment Group, Inc.
5.63%, 04/15/2026 (D)	3,342,000	3,131,822
Aramark Services, Inc.
5.00%, 02/01/2028 (B) (D)	4,000,000	3,770,000
Brink’s Co.
4.63%, 10/15/2027 (B) (D)	3,000,000	2,798,961
Cimpress PLC
7.00%, 06/15/2026 (D)	1,500,000	1,041,483
CoreCivic, Inc.
8.25%, 04/15/2026 (B)	2,225,000	2,274,465
EnPro Industries, Inc.
5.75%, 10/15/2026	3,594,000	3,517,627
Garda World Security Corp.
9.50%, 11/01/2027 (D)	2,250,000	2,224,620
GFL Environmental, Inc.
4.75%, 06/15/2029 (B) (D)	2,500,000	2,257,700
Koppers, Inc.
6.00%, 02/15/2025 (D)	2,300,000	2,265,500
Matthews International Corp.
5.25%, 12/01/2025 (D)	3,205,000	3,056,769
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 04/15/2026 (D)	2,000,000	1,966,960
Stena International SA
6.13%, 02/01/2025 (D)	300,000	283,678

		28,589,585

Construction & Engineering - 1.7%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (D)	1,300,000	1,155,999
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026 (D)	362,000	345,018
Forestar Group, Inc.
5.00%, 03/01/2028 (D)	5,000,000	4,362,520
M/I Homes, Inc.
4.95%, 02/01/2028	2,235,000	2,059,351
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/2028 (D)	3,765,000	3,465,871
Williams Scotsman International, Inc.
4.63%, 08/15/2028 (D)	805,000	745,877

		12,134,636

Construction Materials - 0.5%
Cemex SAB de CV
7.38%, 06/05/2027 (D)	500,000	514,000
Eco Material Technologies, Inc.
7.88%, 01/31/2027 (D)	2,925,000	2,813,294

		3,327,294

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance - 2.7%
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (C)	$ 2,250,000	$ 1,726,875
Credit Acceptance Corp.
5.13%, 12/31/2024 (D)	500,000	467,047
6.63%, 03/15/2026 (B)	3,750,000	3,421,875
Enova International, Inc.
8.50%, 09/15/2025 (D)	1,800,000	1,710,008
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	2,710,000	2,498,728
7.35%, 03/06/2030	3,000,000	3,151,770
Navient Corp.
5.50%, 03/15/2029	1,200,000	1,062,000
PRA Group, Inc.
5.00%, 10/01/2029 (B) (D)	1,300,000	1,116,084
7.38%, 09/01/2025 (D)	2,000,000	1,983,169
World Acceptance Corp.
7.00%, 11/01/2026 (B) (D)	2,475,000	1,911,937

		19,049,493

Containers & Packaging - 1.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025 (D)	4,000,000	3,911,000
Berry Global, Inc.
5.63%, 07/15/2027 (B) (D)	3,000,000	2,947,500
Graphic Packaging International LLC
4.75%, 07/15/2027 (B) (D)	2,315,000	2,228,188

		9,086,688

Distributors - 1.1%
G-III Apparel Group Ltd.
7.88%, 08/15/2025 (D)	4,775,000	4,535,097
Performance Food Group, Inc.
5.50%, 10/15/2027 (D)	3,074,000	2,958,663

		7,493,760

Diversified Consumer Services - 0.4%
Service Corp. International
7.50%, 04/01/2027	2,500,000	2,599,692

Diversified Financial Services - 0.7%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (B) (D)	2,500,000	2,262,500
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT or 30-Year CMT, 6.29% (C), 12/21/2065 (D)	900,000	578,250
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (D)	2,500,000	2,119,956

		4,960,706

Diversified Telecommunication Services - 0.3%
Lumen Technologies, Inc.
5.13%, 12/15/2026 (B) (D)	2,500,000	2,131,250

Electric Utilities - 0.3%
Drax Finco PLC
6.63%, 11/01/2025 (D)	1,871,000	1,824,225

Electrical Equipment - 0.4%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (D)	2,000,000	2,032,000
7.25%, 06/15/2028 (D)	1,000,000	1,024,542

		3,056,542

Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Energy Equipment & Services - 1.0%
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (D)	$ 1,500,000	$ 1,425,000
Enviva Partners LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (B) (D)	3,000,000	2,800,230
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,725,000	2,676,784
Transocean Sentry Ltd.
5.38%, 05/15/2023 (D)	248,075	246,214

		7,148,228

Entertainment - 0.5%
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (B) (D)	1,500,000	1,389,075
6.50%, 05/15/2027 (D)	2,388,000	2,397,222

		3,786,297

Equity Real Estate Investment Trusts - 1.4%
Iron Mountain, Inc.
4.88%, 09/15/2027 (D)	3,050,000	2,893,840
5.25%, 07/15/2030 (D)	1,246,000	1,125,646
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/2027	1,000,000	938,750
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 04/15/2028 (D)	2,500,000	2,048,905
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024 (D)	3,000,000	2,992,965

		10,000,106

Food & Staples Retailing - 1.2%
Arko Corp.
5.13%, 11/15/2029 (D)	3,475,000	2,766,100
United Natural Foods, Inc.
6.75%, 10/15/2028 (D)	5,500,000	5,314,100

		8,080,200

Food Products - 2.4%
B&G Foods, Inc.
5.25%, 04/01/2025 - 09/15/2027	4,142,000	3,471,321
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (B) (D)	3,000,000	2,750,250
Pilgrim’s Pride Corp.
5.88%, 09/30/2027 (D)	5,700,000	5,656,053
Post Holdings, Inc.
5.50%, 12/15/2029 (D)	4,000,000	3,706,985
5.63%, 01/15/2028 (B) (D)	1,000,000	967,880

		16,552,489

Health Care Providers & Services - 0.9%
AdaptHealth LLC
5.13%, 03/01/2030 (B) (D)	3,000,000	2,670,098
Akumin, Inc.
7.00%, 11/01/2025 (D)	1,750,000	1,356,250
Tenet Healthcare Corp.
4.88%, 01/01/2026	2,000,000	1,947,940

		5,974,288

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure - 3.5%
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (D)	$ 4,000,000	$ 3,981,631
Expedia Group, Inc.
3.25%, 02/15/2030	4,295,000	3,769,088
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	4,950,000	4,467,375
NCL Corp. Ltd.
5.88%, 03/15/2026 (D)	1,800,000	1,569,654
Scientific Games International, Inc.
7.00%, 05/15/2028 (D)	3,354,000	3,323,237
SeaWorld Parks & Entertainment, Inc.
8.75%, 05/01/2025 (D)	1,000,000	1,026,175
Travel & Leisure Co.
6.60%, 10/01/2025	3,450,000	3,432,587
VOC Escrow Ltd.
5.00%, 02/15/2028 (D)	3,366,000	2,954,338

		24,524,085

Household Durables - 0.5%
Installed Building Products, Inc.
5.75%, 02/01/2028 (D)	3,744,000	3,443,900

Household Products - 0.2%
Central Garden & Pet Co.
5.13%, 02/01/2028	1,141,000	1,086,803

Insurance - 0.5%
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (D)	1,500,000	1,515,000
SBL Holdings, Inc.
Fixed until 11/13/2026 (E), 6.50% (C) (D)	2,500,000	1,915,750

		3,430,750

Internet & Catalog Retail - 0.0% (F)
TripAdvisor, Inc.
7.00%, 07/15/2025 (D)	225,000	225,900

IT Services - 0.5%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	1,907,406
Unisys Corp.
6.88%, 11/01/2027 (D)	2,000,000	1,515,000

		3,422,406

Leisure Products - 0.5%
Mattel, Inc.
5.88%, 12/15/2027 (D)	2,008,000	2,002,980
Vista Outdoor, Inc.
4.50%, 03/15/2029 (D)	1,520,000	1,229,589

		3,232,569

Machinery - 1.2%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (D)	750,000	640,979
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (D)	4,750,000	4,690,625
Vertiv Group Corp.
4.13%, 11/15/2028 (D)	3,100,000	2,685,365

		8,016,969

Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 08/15/2030 (D)	$ 2,000,000	$ 1,710,000
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (D)	1,250,000	92,188

		1,802,188

Metals & Mining - 2.0%
Arconic Corp.
6.00%, 05/15/2025 (D)	2,200,000	2,178,587
ATI, Inc.
5.88%, 12/01/2027 (B)	4,002,000	3,861,187
Carpenter Technology Corp.
7.63%, 03/15/2030	250,000	256,600
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (B)	1,000,000	983,450
First Quantum Minerals Ltd.
6.50%, 03/01/2024 (D)	3,650,000	3,645,072
6.88%, 10/15/2027 (D)	2,800,000	2,714,250
U.S. Steel Corp.
6.88%, 03/01/2029 (B)	362,000	365,774

		14,004,920

Mortgage Real Estate Investment Trusts - 1.0%
AG Issuer LLC
6.25%, 03/01/2028 (D)	1,000,000	950,050
Rithm Capital Corp.
6.25%, 10/15/2025 (D)	1,300,000	1,210,625
Starwood Property Trust, Inc.
4.38%, 01/15/2027 (D)	3,500,000	3,141,250
4.75%, 03/15/2025	1,500,000	1,437,731

		6,739,656

Multiline Retail - 0.2%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	236,477
7.75%, 07/15/2026	1,150,000	1,192,178

		1,428,655

Oil, Gas & Consumable Fuels - 1.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.63%, 12/15/2025 (D)	1,310,000	1,330,469
Hess Midstream Operations LP
5.13%, 06/15/2028 (B) (D)	1,000,000	941,695
Murphy Oil Corp.
6.38%, 07/15/2028	2,100,000	2,075,242
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (D)	2,000,000	1,992,665
ONEOK Partners LP
6.85%, 10/15/2037	1,000,000	1,071,913
Permian Resources Operating LLC
5.88%, 07/01/2029 (D)	2,250,000	2,108,931
Sunoco LP / Sunoco Finance Corp.
5.88%, 03/15/2028	2,690,000	2,636,200
Valero Energy Corp.
8.75%, 06/15/2030	300,000	356,054

		12,513,169

Paper & Forest Products - 0.1%
Glatfelter Corp.
4.75%, 11/15/2029 (B) (D)	900,000	630,000

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.3%
Edgewell Personal Care Co.
5.50%, 06/01/2028 (D)	$ 2,000,000	$ 1,883,486

Pharmaceuticals - 0.1%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (D)	1,100,000	707,102

Real Estate Management & Development - 0.6%
Five Point Operating Co. LP / Five Point Capital Corp.
7.88%, 11/15/2025 (D)	2,305,000	2,071,671
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 01/15/2029 (D)	3,000,000	2,351,970

		4,423,641

Specialty Retail - 2.3%
Abercrombie & Fitch Management Co.
8.75%, 07/15/2025 (B) (D)	1,000,000	1,010,000
Bath & Body Works, Inc.
6.69%, 01/15/2027	1,000,000	1,003,404
9.38%, 07/01/2025 (B) (D)	2,000,000	2,145,660
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 02/15/2028 (D)	3,900,000	3,626,220
Rent-A-Center, Inc.
6.38%, 02/15/2029 (B) (D)	3,675,000	3,123,750
Sally Holdings LLC / Sally Capital, Inc.
5.63%, 12/01/2025	3,275,000	3,225,899
Sonic Automotive, Inc.
4.63%, 11/15/2029 (B) (D)	2,500,000	2,068,225

		16,203,158

Technology Hardware, Storage & Peripherals - 0.3%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	405,000	472,620
Western Digital Corp.
4.75%, 02/15/2026	1,650,000	1,593,290

		2,065,910

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc.
4.25%, 03/15/2029 (B) (D)	4,000,000	3,485,000
PVH Corp.
7.75%, 11/15/2023	100,000	102,010

		3,587,010

Trading Companies & Distributors - 1.1%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (D)	250,000	220,006
6.50%, 10/01/2025 (D)	268,000	259,424
9.75%, 08/01/2027 (D)	1,750,000	1,799,117
Herc Holdings, Inc.
5.50%, 07/15/2027 (D)	1,500,000	1,436,250
United Rentals North America, Inc.
5.50%, 05/15/2027	3,685,000	3,661,969

		7,376,766

Total Corporate Debt Securities (Cost $340,919,770)		318,770,647

Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 5.2%
Securities Lending Collateral - 5.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (G)	36,086,815	$ 36,086,815

Total Other Investment Company (Cost $36,086,815)		36,086,815

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 1.80% (G), dated 01/31/2023, to be repurchased at $3,720,839 on 02/01/2023. Collateralized by a U.S. Government Obligation, 0.13%, due 07/15/2024, and with a value of $3,795,180.

$ 3,720,653	$ 3,720,653

Total Repurchase Agreement (Cost $3,720,653)	3,720,653

Total Investments (Cost $694,388,296)	721,293,923
Net Other Assets (Liabilities) - (4.2)%	(29,043,755)

Net Assets - 100.0%	$ 692,250,168

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$339,307,375	$—	$—	$339,307,375
Preferred Stocks	23,408,433	—	—	23,408,433
Corporate Debt Securities	—	318,770,647	—	318,770,647
Other Investment Company	36,086,815	—	—	36,086,815
Repurchase Agreement	—	3,720,653	—	3,720,653

Total Investments	$398,802,623	$322,491,300	$—	$721,293,923

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $37,283,079, collateralized by cash collateral of $36,086,815 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,003,531. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $224,909,114, representing 32.5% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Rates disclosed reflect the yields at January 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 6

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Asset Income (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 7